SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2021	December 31, 2020	December 31, 2019

Money market funds	$2,688,758	$3,772,568	$3,620,109
	$2,688,758	$3,772,568	$3,620,109

Schedule of fair value of financial assets and liabilities [Table Text Block]
	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$4,675,328	$4,675,328	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	3,373,358	2,680,755	692,603	-
Total	$8,345,008	$7,652,405	$692,603	$-

	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$4,451,256	$4,451,256	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	2,345,984	2,345,984	-	-
Total	$7,093,562	$7,093,562	$-	$-

	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$3,981,239	$3,981,239	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	887,143	887,143	-	-
Warrant liability	(137,313)	-	-	(137,313)
Total	$5,027,391	$5,164,704	$-	$(137,313)